REVENUE - Disaggregation of Revenue by Product Line (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of products and services [line items]
Total Revenue	€ 1,031	€ 1,538	€ 2,468	€ 3,074
Packaging rolled products
Disclosure of products and services [line items]
Total Revenue	456	568	980	1,116
Automotive rolled products
Disclosure of products and services [line items]
Total Revenue	88	209	281	439
Specialty and other thin-rolled products
Disclosure of products and services [line items]
Total Revenue	20	42	52	90
Aerospace rolled products
Disclosure of products and services [line items]
Total Revenue	142	224	365	429
Transportation, Industry and other rolled products
Disclosure of products and services [line items]
Total Revenue	105	148	231	310
Automotive extruded products
Disclosure of products and services [line items]
Total Revenue	96	199	295	387
Other extruded products
Disclosure of products and services [line items]
Total Revenue	€ 124	€ 148	€ 264	€ 303